Intangible assets - (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with indefinite useful life	R$ 1,575,509	R$ 1,227,643
Definite life	320,329	384,856
Intangible assets and goodwill	R$ 1,895,838	R$ 1,612,499